REVENUES	12 Months Ended
Dec. 31, 2021
REVENUES

NOTE 17 – REVENUES:

Major customers (as percentage of total revenues):

	Year Ended
	December 31,	December 31,
	2021	2020
	%	%

Customer A	39%	61%
Customer B	15%	6%
Customer C	10%	4%
Customer D	28%	-
	92%	71%

Revenue streams (as percentage of total revenues):

	Year Ended
	December 31,	December 31,
	2021	2020
	%	%
Revenues from services
Revenues from services	50%	65%
Revenues from leasing	15%	25%
Revenues from maintenance services	7%	10%
Smart Carts
Revenues from smart carts project	28%	-
	100%	100%

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)